Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.9%
Arizona 1.8%
Arizona, State Industrial Development Authority Revenue, "A", Series 2019-2, 3.625%, 5/20/2033	4,930,374	5,147,754
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,530,555
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	8,362,792
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,082,780
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,804,232
		17,928,113
California 9.5%
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,480,000	2,769,143
Series M-050, 3.05%, 6/15/2037	7,295,000	8,145,524
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	606,532	690,009
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	6,125,800
California, State General Obligation, Various Purposes:
5.0%, 4/1/2036	7,000,000	9,050,230
5.25%, 9/1/2027	10,000,000	10,489,400
6.0%, 3/1/2033	1,265,000	1,272,552
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.02% *, 9/1/2020, LOC: U.S. Bank NA	345,000	345,000
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,896,803	10,214,985
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,806,240
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 144A, AMT, 0.5%, Mandatory Put 11/2/2020 @ 100, 8/1/2023	3,845,000	3,845,000
Riverside, CA, Water Revenue, Series A, MUNIPSA + 0.130%, 0.22% **, Mandatory Put 1/18/2023 @ 100, 10/1/2035	3,000,000	2,993,310
San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue, Series B, 5.0%, 7/1/2037	1,800,000	2,311,092
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,733,690
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	6,206,700
Series B, AMT, 5.0%, 12/1/2035	5,000,000	6,181,650
Turlock, CA, Irrigation District Revenue:
5.0%, 1/1/2033 (a)	2,620,000	3,477,972
5.0%, 1/1/2034 (a)	3,380,000	4,466,366
		93,124,663
Colorado 2.4%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	2,000,000	2,141,820
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,845,000	2,974,789
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	2,390,000	2,697,187
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,641,120
Series A, AMT, 5.0%, 12/1/2034	10,000,000	12,327,300
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	545,925
5.0%, 12/1/2033	500,000	537,915
5.0%, 12/1/2034	1,000,000	1,073,410
		23,939,466
Connecticut 2.3%
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	3,560,000	3,852,418
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	10,040,160
Series A, 5.0%, 10/1/2027	8,000,000	9,063,200
		22,955,778
Florida 6.0%
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	5,750,000	6,469,785
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	2,000,000	1,733,440
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,753,665
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	6,025,700
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,446,480
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	750,000	805,267
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,080,359
Miami-Dade County, FL, Aviation Revenue, Series B, 5.0%, 10/1/2024	4,000,000	4,013,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	3,000,000	3,012,961
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	4,400,000	4,419,010
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	475,000	491,050
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,522,360
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,039,300
Pasco County, FL, School Board, Certificates of Participations, Series B, MUNIPSA + 0.750%, 0.84% **, Mandatory Put 8/2/2023 @ 100, 8/1/2032	3,075,000	3,075,584
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	1,000,000	1,017,920
		58,906,081
Georgia 7.1%
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,503,419
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,310,950
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,801,000
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,029,880
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,511,832
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032 (a)	200,000	234,678
Series B, 4.0%, 4/1/2033 (a)	200,000	232,244
Series B, 4.0%, 4/1/2034 (a)	250,000	288,540
Series B, 4.0%, 4/1/2035 (a)	225,000	254,621
Series B, 4.0%, 4/1/2036 (a)	250,000	282,083
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,831,068
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	2,016,094
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	9,118,313
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,680,950
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	1,135,000	1,520,491
Series A, 5.0%, 5/15/2036, GTY: Macquarie Group Ltd.	2,000,000	2,696,540
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,094,960
Series A, 5.0%, 11/1/2027	1,000,000	1,006,600
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,471,334
Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.21% *, 9/7/2020, LOC: Branch Banking & Trust	165,000	165,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,364,011
		70,414,608
Hawaii 0.5%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	5,177,656
Illinois 5.7%
Chicago, IL, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	7,188,441
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	3,043,700
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	729,924
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,153,980
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,884,850
Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,716,137
5.0%, 11/1/2024	5,325,000	5,872,250
5.5%, 5/1/2024	500,000	555,595
5.5%, 5/1/2025	1,500,000	1,704,720
Illinois, State Housing Development Authority Revenue, Series C, 4.0%, 10/1/2049	6,830,000	7,632,047
Illinois, State Housing Development Authority, Multi-family Revenue, Mattoon Towers Project, AMT, 0.26% *, 9/7/2020, LOC: Federal Home Loan Bank	620,000	620,000
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,748,325
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,369,975
Morton Grove, IL, Cultural Facilities Revenue, Holocaust Museum & Education, 0.09% *, 9/7/2020, LOC: Bank of America NA	575,000	575,000
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,135,530
		55,930,474
Indiana 2.3%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	4,059,196
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,192,560
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, AMT, 0.65%, 12/1/2037	1,375,000	1,375,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	7,700,000	8,223,831
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,714,192
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,516,453
		23,081,232
Iowa 0.3%
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,476,025
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,511,725
Maryland 0.4%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,721,725
Maryland, State Industrial Development Financing Authority, Economic Development Revenue, Paul Reed Smith Guitars, AMT, 0.13% *, 9/7/2020, LOC: PNC Bank NA	1,000,000	1,000,000
		3,721,725
Massachusetts 3.2%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	3,893,706
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,239,270
Series J-2, 5.0%, 7/1/2034	2,000,000	2,471,620
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	3,000,000	2,998,380
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	95,000	95,581
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,274,250
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,998,280
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2037	5,000,000	6,658,050
Massachusetts, Town of Tewksbury, General Obligation, 3.0%, 6/1/2032	2,720,000	3,038,730
		31,667,867
Michigan 2.2%
Michigan, General Obligation, Series B, 0.02% *, 9/1/2020	152,000	152,000
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,694,847
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	12,836,255
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, MUNIPSA + 0.500%, 0.59% **, Mandatory Put 8/9/2021 @ 100, 10/15/2038	3,075,000	3,075,431
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,543,423
Series I-75, AMT, 5.0%, 12/31/2032	700,000	816,802
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,849,024
		21,967,782
Minnesota 0.3%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	3,205,000	3,188,783
Mississippi 1.1%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,519,889
Series A, 5.0%, 10/15/2036	4,000,000	4,779,520
		10,299,409
Missouri 0.7%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	1,540,000	1,533,748
Missouri, State Public Utilities Commission Revenue, 0.5%, 3/1/2022 (a)	5,600,000	5,604,984
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.09% *, 9/7/2020, LOC: U.S. Bank NA	100,000	100,000
		7,238,732
Nevada 0.5%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,531,030
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,470,000
		5,001,030
New Jersey 2.7%
Bergen County, NJ, General Obligation, 3.0%, 12/1/2030	4,710,000	5,336,854
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,355,000	1,294,445
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	918,861
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,484,925
Series B, AMT, 3.5%, 12/1/2039	2,000,000	2,019,520
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,144,250
Series B, 5.25%, 6/15/2026	5,000,000	5,139,550
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,128,217
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,820,470
		26,287,092
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	3,630,000	4,053,984
New York 13.6%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,952,842
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,870,295
Monroe County, NY, Industrial Development Corp. Revenue, State Ann's Community Project, 4.0%, 1/1/2030	3,500,000	3,512,180
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,576,743
Series C-1, 5.0%, 11/15/2028	3,200,000	3,588,000
Series A-2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	6,185,026
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,003,330
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,270,096
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,361,400
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, "1", 2.45%, 9/15/2069	5,000,000	4,967,750
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,351,300
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,355,011
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	6,528,450
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,069,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-2, 4.0%, 6/15/2036	3,000,000	3,571,110
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-7, 0.08% *, 9/7/2020, SPA: State Street Bank & Trust Co.	100,000	100,000
Series A, 4.0%, 11/1/2034 (a)	2,500,000	3,011,725
Series B1, 5.0%, 11/1/2027	750,000	870,172
Series B1, 5.0%, 11/1/2028	1,175,000	1,360,944
Series D-1, 5.0%, 11/1/2028	4,715,000	4,968,714
Series E-1, 5.0%, 2/1/2029	3,055,000	3,249,115
Series B1, 5.0%, 11/1/2029	935,000	1,081,496
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	8,164,867
Series S-3, 5.0%, 7/15/2035	5,000,000	6,231,450
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	9,594,360
Series D-1, 5.0%, 8/1/2029	8,620,000	9,734,997
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,499,415
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,708,217
Series A, 5.0%, 9/1/2031	2,020,000	2,536,453
Series A, 5.0%, 9/1/2032	1,250,000	1,557,287
		133,831,745
North Carolina 0.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,003,570
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,321,825
North Dakota, State Housing Finance Agency, Series C, 4.0%, 1/1/2050	4,425,000	5,050,783
		6,372,608
Ohio 1.7%
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded 1/1/2022 @ 100, 5.0%, 1/1/2027	3,000,000	3,192,060
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset Program, 0.1% *, 9/7/2020, LOC: U.S. Bank NA	820,000	820,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,051,476
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,016,050
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,614,700
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,449,044
		17,143,330
Oregon 2.0%
Oregon, State General Obligation, Series L, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2025	3,000,000	3,096,720
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	4,875,000	5,389,020
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,184,350
Series A, 5.5%, 7/1/2029	7,000,000	7,272,300
		19,942,390
Pennsylvania 7.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	6,107,800
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,026,430
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,007,406
5.0%, 12/1/2032	2,745,000	2,989,717
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,181,160
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	5,265,000	4,877,233
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	383,208
Series A, 5.0%, 7/1/2031	850,000	1,074,136
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,452,670
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,301,000
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	2,505,000	2,621,558
Series 122, 4.0%, 10/1/2046	5,025,000	5,406,900
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,428,018
Series B, 5.0%, 6/1/2029	5,000,000	5,982,400
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,481,990
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,301,515
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,170,750
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,916,849
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	38,169
		68,748,909
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,211,120
South Carolina 0.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,936,169
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	365,000	413,548
		3,349,717
Tennessee 2.5%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E7A, 0.15% *, 9/7/2020, LOC: Branch Banking & Trust	2,275,000	2,275,000
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	3,027,475
Sevier County, TN, Public Building Authority, Local Government Public Improvement, Series VVB1W, 0.15% *, 9/7/2020, LOC: Branch Banking & Trust	500,000	500,000
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	4,059,736
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,570,000	1,615,420
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2049, GTY: Goldman Sachs Group, Inc.	6,000,000	6,863,700
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	340,000	349,017
Series 1C, 4.5%, 7/1/2037	360,000	371,801
Tennessee, State Housing Development Agency, Residential Financing Program Revenue, Series 2, 4.0%, 1/1/2048	5,280,000	5,964,341
		25,026,490
Texas 10.7%
Allen, TX, Independent School District, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2025	520,000	531,435
Dallas, TX, Waterworks & Sewer Systems Revenue:
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	970,000	973,812
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	1,210,000	1,214,755
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,973,800
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, Prerefunded 11/1/2021 @ 100, 5.0%, 11/1/2031	2,795,000	2,951,883
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,142,160
Series B, 5.0%, 7/1/2027	9,600,000	10,316,544
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,788,178
5.0%, 9/1/2028	1,350,000	1,518,764
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032	1,430,000	1,957,527
Series A, 5.0%, 11/15/2033	1,525,000	2,072,948
Series A, Prerefunded 11/15/2020 @ 100, 5.25%, 11/15/2028	2,500,000	2,525,200
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,362,568
Lubbock, TX, General Obligation, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2029	2,000,000	2,043,520
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,336,997
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,305,819
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,980,000	3,086,654
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,636,358
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,136,094
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,542,670
Texas, Dallas-Fort Worth International Airport Revenue:
Series C, 5.0%, 11/1/2025	4,605,000	4,641,794
Series C, 5.0%, 11/1/2026	3,290,000	3,316,287
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	7,104,837
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,190,860
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	8,880,000	10,510,634
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,436,450
Texas, State Veterans Housing Assistance Fund II, Series A, AMT, 0.14% *, 9/7/2020, SPA: State Street Bank & Trust Co.	135,000	135,000
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	6,009,150
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,849,816
		105,612,514
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,091,300
Virginia 3.5%
Fairfax County, VA, Economic Development Authority Revenue, Wiehle Ave MetroRail Station Parking Project:
5.0%, 8/1/2030	1,540,000	2,123,829
5.0%, 8/1/2031	1,745,000	2,390,720
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	21,853,701
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,321,975
		34,690,225
Washington 4.4%
Washington, University of Washington Revenue:
Series C, 5.0%, 4/1/2030 (a)	2,000,000	2,718,520
Series C, 5.0%, 4/1/2031 (a)	1,750,000	2,359,910
Series C, 5.0%, 4/1/2032 (a)	1,350,000	1,808,028
Series C, 5.0%, 4/1/2033 (a)	1,455,000	1,936,503
Series C, 5.0%, 4/1/2034 (a)	1,700,000	2,253,809
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2035	2,000,000	2,215,780
5.0%, 7/1/2036	4,350,000	4,817,059
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030 (a)	1,000,000	1,351,980
Series R-2021A, 5.0%, 6/1/2031 (a)	750,000	1,007,588
Series R-2021A, 5.0%, 6/1/2032 (a)	1,000,000	1,332,840
Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	14,617,260
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,642,125
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	836,550
144A, 5.0%, 1/1/2029	840,000	933,408
144A, 5.0%, 1/1/2031	1,030,000	1,135,946
144A, 5.0%, 1/1/2033	1,050,000	1,147,692
		43,114,998
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,896,440
Wisconsin 0.4%
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,618,650
Other 1.3%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M-024, AMT, 144A, 2.304%, 5/15/2027	1,895,000	2,027,707
"A", Series M-051, 144A, 2.65%, 6/15/2035	7,945,000	8,807,747
Freddie Mac Multi-family, Class A, 3.4%, 1/25/2036, GTY: Freddie Mac	1,461,498	1,669,133
		12,504,587
Total Municipal Bonds and Notes (Cost $916,624,103)		975,030,818
	Shares	Value ($)
Open-End Investment Companies 1.6%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01%*** (Cost $15,839,672)	15,836,285	15,839,452
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $932,463,775)	100.5	990,870,270
Other Assets and Liabilities, Net	(0.5)	(4,952,370)
Net Assets	100.0	985,917,900

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$975,030,818	$—	$975,030,818
Open-End Investment Companies	15,839,452	—	—	15,839,452
Total	$15,839,452	$975,030,818	$—	$990,870,270

(b)	See Investment Portfolio for additional detailed categorizations.